Administrative expenses (Tables)	9 Months Ended
Sep. 30, 2023
Administrative expenses.
Schedule of administrative expenses

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2023	2022	2023	2022
	$’000	$’000	$’000	$’000

Facilities, short term rental and upkeep	8,822	8,953	30,010	25,844
Depreciation (note 14)	2,744	2,266	8,501	6,657
Amortization (note 15)	1,429	898	4,225	4,298
Travel costs	3,640	4,225	10,318	10,884
Staff costs	38,210	34,323	114,765	96,172
Key management compensation	4,674	5,491	12,914	13,814
Share‑based payment expense (note 25)	2,654	4,127	9,571	9,752
Professional fees	14,231	9,628	43,634	28,240
Business combination transaction costs	161	3,685	1,647	17,928
Impairment of withholding tax receivables*	10,508	11,422	35,112	39,141
Net (gain)/loss on disposal of property, plant and equipment	(386)	(134)	(952)	13,650
Operating taxes	266	228	382	569
Other	6,882	6,415	21,750	17,992
	93,835	91,527	291,877	284,941

Foreign exchange gains and losses on administrative expenses are included in Other.

*Withholding tax receivables were impaired following the Group’s assessment of the recoverability of withholding tax assets based on a five-year cash flow projection and an analysis of the utilization of withholding tax balances against future income tax liabilities.